Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Mr. Song [Member]
Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	[1]	$ 5,725
Vision Capital Profits Limited [Member]
Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	[2]	114,850	114,839
Beijing Zhongan Huitong Information Technology Co., Ltd [Member]
Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	[3]	13,505
C Media [Member]
Amounts Due to Related Parties (Details) - Schedule of amounts due to related parties [Line Items]
Amounts due to related parties	[4]	$ 176,384	$ 62,263

[1]	The Company’s CEO and Chairman
[2]	Vision Capital Profits Limited is controlled by Mr. Song.
[3]	Beijing Zhongan Huitong Information Technology Co., Ltd.’s legal representative is Mrs. Song, the spouse of Mr. Song.
[4]	C Media is controlled by Mr. Song.